SUPPLEMENTARY BALANCE SHEET INFORMATION (Other Payables and Accrued Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable and Accrued Expenses, comprised as follows:
Payroll and related amounts	$ 21	$ 21
Accrued expenses	263	263
Royalties to the Government of Israel		26
Other Payables and Accrued Expenses	$ 284	$ 310